Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Schedule of earnings per share
Net earnings per share is calculated using the weighted average common shares outstanding as follows:

	2018	2017
Net earnings attributable to shareholders of Fairfax	376.0	1,740.6
Preferred share dividends	(45.1)	(44.6)
Net earnings attributable to common shareholders – basic and diluted	330.9	1,696.0

Weighted average common shares outstanding – basic	27,505,896	25,411,246
Share-based payment awards	890,985	689,571
Weighted average common shares outstanding – diluted	28,396,881	26,100,817

Net earnings per common share – basic	$12.03	$66.74
Net earnings per common share – diluted	$11.65	$64.98